INCOME TAXES - Deferred Tax Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 26,575	$ 25,320
Deductible temporary differences	81	253
Unused tax losses and deductible differences - unrecognized	26,656	25,573
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 26,575	$ 25,320
Income tax expense using the applicable tax rate	21.00%	21.00%	21.00%
US Federal [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 15,900	$ 20,600
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 15,900	20,600
Expiry date	2027
State [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 36,700	26,600
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 36,700	26,600
Expiry date	2030
Canadian Subsidiary [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 2,300	2,200
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 2,300	2,200
Expiry date	2028 through 2038
UK and European Subsidiaries [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 4,300	3,900
Operating loss carry forward [Abstract]
Net operating loss carryforward	4,300	3,900
Luxembourg Subsidiary [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	1,200	1,200
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 1,200	1,200
Expiry date	2038
Senegal [Member]
Deferred tax asset not been recognized [Abstract]
Unused tax losses	$ 2,700	2,900
Operating loss carry forward [Abstract]
Net operating loss carryforward	$ 2,700	$ 2,900
Expiry date	2022 through 2025